Subsequent Events (Table)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Schedule Of Subsequent Events (Table)
Number of Shares	Purpose
4,000,000	Consulting, management and support services to support the Alpine Acquisition.
4,500,000	Legal services from Lance Mays
10,500,000	Debt conversion resulting in $475,000 reduction of convertible debt liability.
23,401,250	Issued for the purpose of securing additional acquisitions as detailed in Transaction 1, 2 and 3 of Note 13 (subsequent events) above.
Total: 42,401,250 Shares